Superannuation commitments - Contributions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Superannuation commitments
Funding surplus	$ 140	$ 47
Employer contributions	30	89
Member contributions	7	8
Expected contribution from the employer in the next fiscal year	$ 29
WGP
Superannuation commitments
Percentage of contribution on member's salary	19.50%
WNZS
Superannuation commitments
Percentage of contribution on member's salary	17.40%
Parent Entity
Superannuation commitments
Employer contributions	$ 30	87
Member contributions	$ 7	$ 8